Note 18 - Derivatives	6 Months Ended
Jun. 30, 2019
Notes to Financial Statements
Derivative Instruments and Hedging Activities Disclosure [Text Block]
18.
Derivatives:

(a) Interest rate swaps that meet the criteria for hedge accounting:
The Company, according to its long-term strategic plan to maintain stability in its interest rate exposure, has decided to minimize its exposure to floating interest rates by entering into interest rate swap agreements. To this effect, the Company has entered into interest rate swap transactions with varying start and maturity dates, in order to manage its floating rate exposure.

These interest rate swaps are designed to hedge the variability of interest cash flows arising from floating rate debt, attributable to movements in three
-month or
six
-month USD LIBOR. According to the Company’s Risk Management Accounting Policy, after putting in place the formal documentation required by ASC
815,
following the adoption of ASU
2017
-
12,
in order to designate these swaps as hedging instruments as from their inception, these interest rate swaps qualified for hedge accounting. Accordingly, only hedge ineffectiveness amounts arising from the differences in the change in fair value of the hedging instrument and the hedged item are recognized in the Company’s earnings. Assessment and measurement of the effectiveness of these interest rate swaps are performed at each reporting period. For qualifying cash flow hedges, the fair value gain or loss associated with the effective portion of the cash flow hedge is recognized initially in “Other comprehensive income” and recognized to the consolidated statement of income in the periods when the hedged item affects profit or loss. Any ineffective portion of the gain or loss on the hedging instrument is recognized in the consolidated statements of income immediately.

At
December 31, 2018
and
June 30, 2019,
the Company had interest rate swap agreements with an outstanding notional amount of
$310,785
and
$338,729,
respectively. The fair value of these interest rate swaps outstanding at
December 31, 2018
and
June 30, 2019
amounted to a net asset of
$7,107
and
$1,175,
respectively, and these are included in the accompanying consolidated balance sheets. The maturity of these interest rate swaps range between
April 2020
and
May 2023.

During the year ended
December 31, 2018,
the Company terminated
three
interest rate derivative instruments and paid the counterparties breakage costs of
$1,234
in aggregate, which is separately reflected in Swap breakage costs in the accompanying
2018
consolidated statement of income. During the
six
-month period ended
June 30, 2019,
the Company entered into
two
interest rate swap agreements with an aggregate notional amount of
$46,000,
which both met hedge accounting criteria according to ASC
815.

The estimated net amount that is expected to be reclassified within the next
12
months from Accumulated Other Comprehensive Income / (Loss) to earnings in respect of the settlements on interest rate swaps amounts to
$1,046.

(b) Interest rate swaps that do
not
meet the criteria for hedge accounting:
As of
December 31, 2018
and
June 30, 2019,
the Company had interest rate swap agreements with an outstanding notional amount of
$49,659
and
$47,112,
respectively, for the purpose of managing risks associated with the variability of changing LIBOR-related interest rates. Such agreements did not
meet hedge accounting criteria and, therefore, changes in its fair value are reflected in earnings. The fair value of these interest rate swaps at
December 31, 2018
and
June 30, 2019
was an asset of
$134
and a liability of
$262,
respectively, and these are included in Fair value of derivatives in the accompanying consolidated balance sheets. The maturity of these interest rate swaps is in
August 2020.

(c) Foreign currency agreements:
As of
June 30, 2019,
the Company was engaged in
six
Euro/U.S. dollar forward agreements totaling
$12,000
at an average forward rate of Euro/U.S. dollar
1.1445,
expiring in monthly intervals up to
December 2019.

As of
December 31, 2018,
the Company was engaged in
five
Euro/U.S. dollar forward agreements totaling
$10,000
at an average forward rate of Euro/U.S. dollar
1.1514,
expiring in monthly intervals up to
May 2019.

The total change of forward contracts fair value for the
six
-month period ended
June 30, 2019,
was a gain of
$2
(loss of
$294
for the
six
-month period ended
June 30, 2018)
and is included in Loss on derivative instruments, net in the accompanying consolidated statements of income.

The Effect of Derivative Instruments for the six-month periods ended June 30, 2018 and 2019
Derivatives in ASC 815 Cash Flow Hedging Relationships
	Amount of Gain / (Loss) Recognized in Accumulated OCI on Derivative		Location of Gain / (Loss) Recognized in Income on Derivative	Amount of Gain / (Loss) Recognized in Income on Derivative
	2018	2019		2018	2019
Interest rate swaps	6,646	(4,234)	Loss on derivative instruments, net	-	-
Reclassification to Interest and finance costs	1,000	(1,502)		-	-
Total	7,646	(5,736)		-	-

Derivatives Not Designated as Hedging Instruments and ineffectiveness of Hedging Instruments under ASC 815
	Location of Gain / (Loss) Recognized in Income on Derivative	Amount of Gain / (Loss) Recognized in Income on Derivative
		2018	2019
Non-hedging interest rate swaps	Loss on derivative instruments, net	41	(577)
Forward contracts	Loss on derivative instruments, net	(294)	2
Total		(253)	(575)

The realized loss on non-hedging interest rate swaps included in “
Loss on derivative instruments, net
” amounted to
$314
and (
$50
) for the
six
-month periods ended
June 30, 2018
and
2019,
respectively.